Capital Stock, Warrants and Stock Options - Schedule of Estimated Using the Binomial Model to Determine the Fair Value of Warrant Liabilities (Details) (10-K/A)		3 Months Ended		12 Months Ended
	Aug. 01, 2019 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares
Warrant liabilities, fair value		$ (9,311,304)	$ 1,813,257	$ 18,843,947	$ (1,892,488)
Change in derivative liability				$ (18,843,947)
Warrant Liabilities [Member] | August 2019 Issuance [Member]
Share price | $ / shares	$ 0.07	$ 0.43		$ 0.73
Warrant liabilities, fair value	$ 468,227	$ 5,574,662		$ 11,631,921
Change in derivative liability		$ 6,057,259		$ (11,163,694)
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Expected Life [Member]
Warrant liabilities, fair value measurement input, conversion features term	731 days	305 days		397 days
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Volatility [Member]
Warrant liabilities, fair value measurement input, conversion features	100	100		100
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Risk Free Interest Rate [Member]
Warrant liabilities, fair value measurement input, conversion features	1.59	0.93		1.11
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Dividend Yield [Member]
Warrant liabilities, fair value measurement input, conversion features	0	0		0
Warrant Liabilities [Member] | December 2017 Issuance [Member]
Share price | $ / shares		$ 0.43		$ 0.73	$ 0.05
Warrant liabilities, fair value		$ 0		$ 0	$ 0
Change in derivative liability		$ 0		$ 0
Warrant Liabilities [Member] | December 2017 Issuance [Member] | Expected Life [Member]
Warrant liabilities, fair value measurement input, conversion features term		74 days		166 days	532 days
Warrant Liabilities [Member] | December 2017 Issuance [Member] | Volatility [Member]
Warrant liabilities, fair value measurement input, conversion features		100		100	100
Warrant Liabilities [Member] | December 2017 Issuance [Member] | Risk Free Interest Rate [Member]
Warrant liabilities, fair value measurement input, conversion features		1.48		0.69	1.66
Warrant Liabilities [Member] | December 2017 Issuance [Member] | Dividend Yield [Member]
Warrant liabilities, fair value measurement input, conversion features		0		0	0
Warrant Liabilities [Member] | August 2018 Issuance [Member]
Share price | $ / shares		$ 0.43		$ 0.73	$ 0.05
Warrant liabilities, fair value		$ 0		$ 6,132	$ 0
Change in derivative liability		$ 6,132		$ (6,132)
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Expected Life [Member]
Warrant liabilities, fair value measurement input, conversion features term		313 days		405 days	771 days
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Volatility [Member]
Warrant liabilities, fair value measurement input, conversion features		100		100	100
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Risk Free Interest Rate [Member]
Warrant liabilities, fair value measurement input, conversion features		1.49		1.20	1.59
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Dividend Yield [Member]
Warrant liabilities, fair value measurement input, conversion features		0		0	0
Warrant Liabilities [Member] | November 2018 Issuance [Member]
Share price | $ / shares		$ 0.43		$ 0.73	$ 0.05
Warrant liabilities, fair value		$ 68,901		$ 206,253	$ 1,875
Change in derivative liability		$ 137,352		$ (204,378)
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Expected Life [Member]
Warrant liabilities, fair value measurement input, conversion features term		424 days		516 days	882 days
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Volatility [Member]
Warrant liabilities, fair value measurement input, conversion features		100		100	100
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Risk Free Interest Rate [Member]
Warrant liabilities, fair value measurement input, conversion features		1.19		1.34	1.47
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Dividend Yield [Member]
Warrant liabilities, fair value measurement input, conversion features		0		0	0
Warrant Liabilities [Member] | June 2019 Issuance [Member]
Share price | $ / shares		$ 0.43		$ 0.73	$ 0.05
Warrant liabilities, fair value		$ 3,146,863		$ 6,582,920	$ 114,934
Change in derivative liability		$ 3,436,057		$ (6,467,986)
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Expected Life [Member]
Warrant liabilities, fair value measurement input, conversion features term		271 days		363 days	727 days
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Volatility [Member]
Warrant liabilities, fair value measurement input, conversion features		100		100	100
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Risk Free Interest Rate [Member]
Warrant liabilities, fair value measurement input, conversion features		0.97		1.15	1.47
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Dividend Yield [Member]
Warrant liabilities, fair value measurement input, conversion features		0		0	0